Feb. 05, 2025
AdvisorShares Ranger Equity Bear ETF [Member] | AdvisorShares Ranger Equity Bear ETF
AdvisorShares Ranger Equity Bear ETF
The following replaces the table under Fund Fees and Expenses in the Prospectus and Summary Prospectus for the Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	AdvisorShares Ranger Equity Bear ETF [Member] AdvisorShares Ranger Equity Bear ETF AdvisorShares Ranger Equity Bear ETF USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AdvisorShares Ranger Equity Bear ETF [Member] AdvisorShares Ranger Equity Bear ETF AdvisorShares Ranger Equity Bear ETF
MANAGEMENT FEES	1.50%
DISTRIBUTION (12b-1) FEES	none
Component1 Other Expenses	1.86%
Component2 Other Expenses	0.26%
OTHER EXPENSES	2.12%
ACQUIRED FUND FEES AND EXPENSES	0.18%	[1]
TOTAL ANNUAL OPERATING EXPENSES	3.80%
[1]	Total Annual Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds (including an affiliated ETF) and/or money market funds in which it invested.

The following replaces the Expense table in the Prospectus and Summary Prospectus for the Fund:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
AdvisorShares Ranger Equity Bear ETF [Member] | AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF | USD ($)	382	1,161	1,958	4,036

Supplement dated February 5, 2025 to the Summary Prospectus and Prospectus dated November 1, 2024

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus for the Fund and should be read in conjunction with those documents.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.